PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net
	December 31,
	2018 $	2019 $

Computers	208,435	339,221
Office equipment, furniture and fittings	15,451	24,883
Leasehold improvements	63,781	129,298
Motor vehicles	5,074	14,624
Warehouse equipment	–	3,464
Land use right	–	20,598
Building	–	814
	292,741	532,902
Less: accumulated depreciation	(100,384)	(214,282)
	192,357	318,620

Depreciation Expenses
Depreciation expenses recognized for each of the three years ended December 31, 2017, 2018 and 2019 were $23,353, $54,902 and $116,783, respectively, and were included in the following captions:

	For the year ended December 31,
	2017 $	2018 $	2019 $

Cost of revenue	12,407	31,203	80,245
Sales and marketing expenses	1,198	3,712	3,200
General and administrative expenses	9,248	19,009	31,282
Research and development expenses	500	978	2,056
	23,353	54,902	116,783